Segment reporting - Information About Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Vessel revenue	$ 585,047	$ 512,732	$ 522,747
Vessel operating costs	(280,460)	(231,227)	(187,120)
Voyage expenses	(5,146)	(7,733)	(1,578)
Charterhire	(59,632)	(75,750)	(78,862)
Depreciation	(176,723)	(141,418)	(121,461)
General and administrative expenses	(52,272)	(47,511)	(54,899)
Loss on sales of vessels	0	(23,345)	(2,078)
Merger transaction related costs	(272)	(36,114)	0
Bargain purchase gain	0	5,417	0
Financial expenses	(186,628)	(116,240)	(104,048)
Loss on exchange of convertible notes	(17,838)	0	0
Realized loss on derivative financial instruments	0	(116)	0
Unrealized gain on derivative financial instruments	0	0	1,371
Financial income	4,458	1,538	1,213
Other expenses, net	(605)	1,527	(188)
Net loss	(190,071)	(158,240)	(24,903)
Reportable segments [member]
Disclosure of operating segments [line items]
Vessel revenue	585,047	512,732	521,697
Vessel operating costs	(280,460)	(231,227)	(187,120)
Voyage expenses	(5,146)	(7,733)	(1,578)
Charterhire	(59,632)	(75,750)	(78,862)
Depreciation	(176,723)	(141,418)	(121,461)
General and administrative expenses	(11,929)	(10,023)	(7,885)
Loss on sales of vessels		(23,345)	(2,078)
Merger transaction related costs	0	0
Bargain purchase gain		0
Financial expenses	0	0	0
Loss on exchange of convertible notes	0
Realized loss on derivative financial instruments		(116)
Unrealized gain on derivative financial instruments			1,371
Financial income	664	593	90
Other expenses, net	0	1,876	(9)
Net loss	51,821	25,589	124,165
Reportable segments [member] | LR1/Panamax [Member]
Disclosure of operating segments [line items]
Vessel revenue	47,722	22,573	5,843
Vessel operating costs	(28,942)	(12,561)	(33)
Voyage expenses	(591)	(1,018)	(19)
Charterhire	0	(2,230)	(5,657)
Depreciation	(19,290)	(7,828)	0
General and administrative expenses	(1,173)	(479)	(7)
Loss on sales of vessels		0	0
Merger transaction related costs	0	0
Bargain purchase gain		0
Financial expenses	0	0	0
Loss on exchange of convertible notes	0
Realized loss on derivative financial instruments		0
Unrealized gain on derivative financial instruments			0
Financial income	111	26	0
Other expenses, net	0	0	0
Net loss	(2,163)	(1,517)	127
Reportable segments [member] | Handymax [Member]
Disclosure of operating segments [line items]
Vessel revenue	95,188	95,098	85,578
Vessel operating costs	(48,249)	(50,145)	(32,817)
Voyage expenses	(440)	(3,087)	(479)
Charterhire	(19,223)	(24,560)	(26,292)
Depreciation	(18,190)	(18,159)	(18,014)
General and administrative expenses	(2,195)	(2,170)	(1,410)
Loss on sales of vessels		0	0
Merger transaction related costs	0	0
Bargain purchase gain		0
Financial expenses	0	0	0
Loss on exchange of convertible notes	0
Realized loss on derivative financial instruments		0
Unrealized gain on derivative financial instruments			0
Financial income	16	214	6
Other expenses, net	0	1,876	0
Net loss	6,907	(933)	6,572
Reportable segments [member] | LR2 [Member]
Disclosure of operating segments [line items]
Vessel revenue	203,414	157,123	165,256
Vessel operating costs	(91,975)	(67,254)	(50,028)
Voyage expenses	(3,225)	(2,642)	(375)
Charterhire	(7,883)	(6,258)	(16,025)
Depreciation	(72,610)	(54,922)	(41,900)
General and administrative expenses	(3,790)	(2,805)	(1,983)
Loss on sales of vessels		0	0
Merger transaction related costs	0	0
Bargain purchase gain		0
Financial expenses	0	0	0
Loss on exchange of convertible notes	0
Realized loss on derivative financial instruments		(116)
Unrealized gain on derivative financial instruments			1,371
Financial income	22	15	37
Other expenses, net	0	0	0
Net loss	23,953	23,141	56,353
Reportable segments [member] | MR [Member]
Disclosure of operating segments [line items]
Vessel revenue	238,723	237,938	265,020
Vessel operating costs	(111,294)	(101,267)	(104,242)
Voyage expenses	(890)	(986)	(705)
Charterhire	(32,526)	(42,702)	(30,888)
Depreciation	(66,633)	(60,509)	(61,547)
General and administrative expenses	(4,771)	(4,569)	(4,485)
Loss on sales of vessels		(23,345)	(2,078)
Merger transaction related costs	0	0
Bargain purchase gain		0
Financial expenses	0	0	0
Loss on exchange of convertible notes	0
Realized loss on derivative financial instruments		0
Unrealized gain on derivative financial instruments			0
Financial income	515	338	47
Other expenses, net	0	0	(9)
Net loss	23,124	4,898	61,113
Corporate and eliminations [member]
Disclosure of operating segments [line items]
Vessel revenue	0	0	1,050
Vessel operating costs	0	0	0
Voyage expenses	0	0	0
Charterhire	0	0	0
Depreciation	0	0	0
General and administrative expenses	(40,343)	(37,488)	(47,014)
Loss on sales of vessels		0	0
Merger transaction related costs	(272)	(36,114)
Bargain purchase gain		5,417
Financial expenses	(186,628)	(116,240)	(104,048)
Loss on exchange of convertible notes	(17,838)
Realized loss on derivative financial instruments		0
Unrealized gain on derivative financial instruments			0
Financial income	3,794	945	1,123
Other expenses, net	(605)	(349)	(179)
Net loss	$ (241,892)	$ (183,829)	$ (149,068)